Retirement Benefits (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Allocation of Plan Assets	The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2011	2010
Equity securities	59%	56%
Debt securities	33%	37%
Other	8%	7%

	100%	100%

Schedule of Changes in Fair Value of Plan Assets

The fair values of pension plan assets at June 30, 2011 and at June 30, 2010, by asset class, are as follows:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$112,080	$58,511	$53,569	$
Equity securities	665,107	665,107
Fixed income securities
Corporate bonds	120,136		120,136
Government issued securities	137,618	79,536	58,082
Mutual funds
Equity funds	220,312	219,816	496
Fixed income funds	138,314	135,620	2,694
Common/Collective trusts
Equity funds	766,847		766,847
Fixed income funds	513,365		513,365
Limited Partnerships	128,470		128,470
Miscellaneous	(3,832)	88	(3,920)

Total at June 30, 2011	$2,798,417	$1,158,678	$1,639,739	$

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$74,302	$74,302	$		$
Equity securities	605,067	605,067
Fixed income securities
Corporate bonds	116,571			116,571
Government issued securities	130,070			130,070
Mutual funds
Equity funds	10,370			10,370
Fixed income funds	131,777			131,777
Common/Collective trusts
Equity funds	613,246			613,246
Fixed income funds	245,229			245,229
Limited Partnerships	68,648			68,648
Miscellaneous	24,906			24,906

Total at June 30, 2010	$2,020,186	$679,369		$1,340,817	$

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures

	2011	2010	2009
Shares held by ESOP	10,308,032	10,950,349	11,189,598
Company contributions to ESOP	$52,627	$48,336	$51,593

Schedule of Health Care Cost Trend Rates

The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2011	2010	2009
Discount rate	5.01%	6.1%	6.71%
Current medical cost trend rate	8.0%	8.5%	9.25%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2018	2018	2014

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$218	$(188)
Effect on postretirement benefit obligation	3,381	(2,932)

Pension Plans, Defined Benefit
Schedule of Defined Benefit Plans Disclosures

A summary of the Company’s defined benefit pension plans follows:

	2011	2010	2009
Benefit cost
Service cost	$87,676	$70,977	$71,187
Interest cost	176,081	178,562	172,321
Expected return on plan assets	(200,303)	(177,559)	(186,417)
Amortization of prior service cost	12,636	13,974	11,787
Amortization of unrecognized actuarial loss	109,436	65,823	31,507
Amortization of initial net (asset)	(63)	(55)	(53)

Net periodic benefit cost	$185,463	$151,722	$100,332

	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$3,430,835	$2,952,297
Service cost	87,676	70,977
Interest cost	176,081	178,562
Actuarial (gain) loss	(101,806)	440,941
Benefits paid	(146,779)	(150,176)
Plan amendments	9,735	11,902
Foreign currency translation and other	113,818	(73,668)

Benefit obligation at end of year	$3,569,560	$3,430,835

Change in plan assets
Fair value of plan assets at beginning of year	$2,020,186	$1,807,479
Actual gain on plan assets	384,848	261,820
Employer contributions	461,243	153,291
Benefits paid	(146,779)	(150,176)
Foreign currency translation and other	78,919	(52,228)

Fair value of plan assets at end of year	$2,798,417	$2,020,186

Funded status	$(771,143)	$(1,410,649)

	2011	2010
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(14,815)	$(12,866)
Pensions and other postretirement benefits	(756,328)	(1,397,783)

Net amount recognized	$(771,143)	$(1,410,649)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,133,411	$1,496,209
Prior service cost	69,337	70,810
Transition obligation	161	105

Net amount recognized	$1,202,909	$1,567,124

Benefit Obligations
Schedule of Assumptions Used

The assumptions used to measure net periodic benefit cost for the Company’s significant defined benefit plans are:

	2011	2010	2009
U.S. defined benefit plans
Discount rate	5.3%	6.25%	6.8%
Average increase in compensation	5.21%	4.34%	4.7%
Expected return on plan assets	8.5%	8.5%	8.5%
Non-U.S. defined benefit plans
Discount rate	1.75 to 6.0%	2.0 to 6.78%	2.25 to 6.9%
Average increase in compensation	2.0 to 4.5%	2.0 to 4.7%	1.0 to 4.25%
Expected return on plan assets	1.0 to 8.0%	1.0 to 8.0%	1.0 to 8.0%

Benefit Costs
Schedule of Assumptions Used

The assumptions used to measure the benefit obligation for the Company’s significant defined benefit plans are:

	2011	2010
U.S. defined benefit plans
Discount rate	5.45%	5.3%
Average increase in compensation	5.21%	5.21%
Non-U.S. defined benefit plans
Discount rate	2.0 to 5.87%	1.75 to 6.0%
Average increase in compensation	2.0 to 5.0%	2.0 to 4.5%

Other Postretirement Benefit Plans, Defined Benefit
Schedule of Defined Benefit Plans Disclosures

A summary of the Company’s other postretirement benefit plans follows:

	2011	2010	2009
Benefit cost
Service cost	$675	$545	$1,034
Interest cost	3,579	3,920	5,193
Net amortization and deferral	524	(461)	(753)

Net periodic benefit cost	$4,778	$4,004	$5,474

		2011	2010
Change in benefit obligation
Benefit obligation at beginning of year		$69,868	$64,434
Service cost		675	545
Interest cost		3,579	3,920
Actuarial loss		5,002	8,689
Benefits paid		(5,985)	(7,720)

Benefit obligation at end of year		$73,139	$69,868

Funded status		$(73,139)	$(69,868)

	2011	2010
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,670)	$(5,176)
Pensions and other postretirement benefits	(67,469)	(64,692)

Net amount recognized	$(73,139)	$(69,868)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$10,324	$5,870
Prior service (credit)	(1,068)	(1,113)

Net amount recognized	$9,256	$4,757